Share Capital - Disclosure of Detail of Change in Founders' Warrants, Warrants, Stock Options and Free Shares (Details)																									12 Months Ended
	Jul. 20, 2023 € / shares	Jun. 27, 2023 shares	Jun. 22, 2022 shares € / shares	Apr. 14, 2022 € / shares	Jun. 21, 2021 shares € / shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 € / shares	May 04, 2012 € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2023 shares uSDollarPerEuro	Dec. 31, 2022 shares
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										3,513,246		2,972,860
Number of shares issued (in shares)																										0
Outstanding, end of period (in shares)																										4,172,089		3,513,246
BSPCE
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										614,726		715,291
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(57,359)		(100,565)
Outstanding, end of period (in shares)																										557,367		614,726
Number of shares issuable (in shares)																									557,367	557,367	557,367	574,773
BSPCE 2012-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																							€ 6.63
Outstanding, beginning of period (in shares)																										0		100,000
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		(100,000)
Outstanding, end of period (in shares)																										0		0
Number of shares issuable (in shares)																									0	0	0	0
BSPCE 08-2013
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																					€ 5.92
Outstanding, beginning of period (in shares)																										50,000		50,000
Number of shares issued (in shares)																					50,000					0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(50,000)		0
Outstanding, end of period (in shares)																										0		50,000
Number of shares issuable (in shares)																									0	0	0	50,000
BSPCE 09-2014
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																				€ 18.68
Outstanding, beginning of period (in shares)																										86,150		86,150
Number of shares issued (in shares)																				97,200						0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(400)		0
Outstanding, end of period (in shares)																										85,750		86,150
Number of shares issuable (in shares)																									85,750	85,750	85,750	86,150
BSPCE 2015-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																			€ 18.57
Outstanding, beginning of period (in shares)																										68,450		68,450
Number of shares issued (in shares)																			71,650							0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(350)		0
Outstanding, end of period (in shares)																										68,100		68,450
Number of shares issuable (in shares)																									68,100	68,100	68,100	68,450
BSPCE 2015-3
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																		€ 20.28
Outstanding, beginning of period (in shares)																										30,350		30,350
Number of shares issued (in shares)																		53,050								0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(1,950)		0
Outstanding, end of period (in shares)																										28,400		30,350
Number of shares issuable (in shares)																									28,400	28,400	28,400	30,350
BSPCE 2016
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																€ 14.46
Outstanding, beginning of period (in shares)																										200,626		200,841
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(3,609)		(215)
Outstanding, end of period (in shares)																										197,017		200,626
Number of shares issuable (in shares)																									197,017	197,017	197,017	160,673
BSPCE 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														€ 15.93
Outstanding, beginning of period (in shares)																										179,150		179,500
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(1,050)		(350)
Outstanding, end of period (in shares)																										178,100		179,150
Number of shares issuable (in shares)																									178,100	178,100	178,100	179,150
BSA
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										185,251		263,251
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(34,000)		(78,000)
Outstanding, end of period (in shares)																										151,251		185,251
Number of shares issuable (in shares)																									14,431	14,431	14,431	20,431
BSA 04-12
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																								€ 6.00
Outstanding, beginning of period (in shares)																										0		30,000
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		(30,000)
Outstanding, end of period (in shares)																										0		0
Number of shares issuable (in shares)																									0	0	0	0
BSA 2013
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																						€ 6.37
Outstanding, beginning of period (in shares)																										6,000		6,000
Number of shares issued (in shares)																						10,000				0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(6,000)		0
Outstanding, end of period (in shares)																										0		6,000
Number of shares issuable (in shares)																									0	0	0	6,000
BSA 2014
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																				€ 17.67					€ 17.67
Outstanding, beginning of period (in shares)																										10,000		10,000
Number of shares issued (in shares)																				14,000						0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										10,000		10,000
Number of shares issuable (in shares)																									0	0	0	0
BSA 2015-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																			€ 17.67
Outstanding, beginning of period (in shares)																										21,000		21,000
Number of shares issued (in shares)																			26,000							0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										21,000		21,000
Number of shares issuable (in shares)																									0	0	0	0
BSA 2015-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																	€ 19.54
Outstanding, beginning of period (in shares)																										64,000		64,000
Number of shares issued (in shares)																	64,000									0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										64,000		64,000
Number of shares issuable (in shares)																									0	0	0	0
BSA 2016
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																13.74
Outstanding, beginning of period (in shares)																										0		0
Number of shares issued (in shares)																												0
Exercised (in shares)																												0
Forfeited (in shares)																												0
Outstanding, end of period (in shares)																												0
Number of shares issuable (in shares)																												0
BSA 2016-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares															€ 15.01
Outstanding, beginning of period (in shares)																										0		0
Number of shares issued (in shares)																												0
Exercised (in shares)																												0
Forfeited (in shares)																												0
Outstanding, end of period (in shares)																												0
Number of shares issuable (in shares)																												0
BSA 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														15.76
Outstanding, beginning of period (in shares)																										0		18,000
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		(18,000)
Outstanding, end of period (in shares)																										0		0
Number of shares issuable (in shares)																									0	0	0	0
BSA 2018-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares													€ 13.55
Outstanding, beginning of period (in shares)																										28,000		28,000
Number of shares issued (in shares)													28,000													0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(28,000)		0
Outstanding, end of period (in shares)																										0		28,000
Number of shares issuable (in shares)																									0	0	0	0
BSA 2018-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares												€ 16.10
Outstanding, beginning of period (in shares)																										5,820		5,820
Number of shares issued (in shares)												5,820														0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										5,820		5,820
Number of shares issuable (in shares)																									0	0	0	0
BSA 2019-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares											€ 11.66
Outstanding, beginning of period (in shares)																										18,000		18,000
Number of shares issued (in shares)											18,000															0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										18,000		18,000
Number of shares issuable (in shares)																									0	0	0	0
BSA 2020
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares								€ 6.59
Outstanding, beginning of period (in shares)																										18,000		18,000
Number of shares issued (in shares)								18,000																		0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										18,000		18,000
Number of shares issuable (in shares)																									0	0	0	0
BSA 2021
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares						€ 13.47	€ 13.47				€ 13.47
Outstanding, beginning of period (in shares)																										14,431		14,431
Number of shares issued (in shares)							48,103																			0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding, end of period (in shares)																										14,431		14,431
Number of shares issuable (in shares)																									14,431	14,431	14,431	14,431
BSA 2021
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares						€ 13.64		€ 13.64
Outstanding, beginning of period (in shares)																										0		30,000
Number of shares issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		(30,000)
Outstanding, end of period (in shares)																										0		0
Number of shares issuable (in shares)																									0	0	0	0
OSA
Share Based Payment [Roll Forward]
Outstanding at beginning of period (in shares)																										2,059,523		1,583,806
Issued (in shares)																										338,860		600,900
Exercised (in shares)																										0		0
Forfeited (in shares)																										(62,208)		(125,183)
Outstanding at end of period (in shares)																										2,336,175		2,059,523
Number of shares issuable (in shares)																									671,059	671,059	671,059	395,719
OSA 2016-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																€ 13.05
Outstanding at beginning of period (in shares)																										400		400
Issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding at end of period (in shares)																										400		400
Number of shares issuable (in shares)																									400	400	400	240
OSA 2016-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares															€ 14.26
Outstanding at beginning of period (in shares)																										4,000		4,000
Issued (in shares)															4,000											0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding at end of period (in shares)																										4,000		4,000
Number of shares issuable (in shares)																									4,000	4,000	4,000	4,000
OSA 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														€ 14.97
Outstanding at beginning of period (in shares)																										500		500
Issued (in shares)																										0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding at end of period (in shares)																										500		500
Number of shares issuable (in shares)																									500	500	500	500
OSA 2018
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares													€ 12.87
Outstanding at beginning of period (in shares)																										52,000		52,000
Issued (in shares)													62,000													0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding at end of period (in shares)																										52,000		52,000
Number of shares issuable (in shares)																									52,000	52,000	52,000	52,000
OSA 2019-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares											€ 11.08
Outstanding at beginning of period (in shares)																										25,750		28,250
Issued (in shares)											37,500															0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		(2,500)
Outstanding at end of period (in shares)																										25,750		25,750
Number of shares issuable (in shares)																									25,750	25,750	25,750	25,750
OSA LLY 2019
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares										€ 6.41
Outstanding at beginning of period (in shares)																										500,000		500,000
Issued (in shares)										500,000																0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding at end of period (in shares)																										500,000		500,000
Number of shares issuable (in shares)																									0	0	0	0
OSA 2020
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares									€ 6.25
Outstanding at beginning of period (in shares)																										381,173		387,456
Issued (in shares)									407,972																	0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(3,398)		(6,283)
Outstanding at end of period (in shares)																										377,775		381,173
Number of shares issuable (in shares)																									377,775	377,775	377,775	274,610
OSA 2021-04
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares							€ 13.74
Outstanding at beginning of period (in shares)																										421,200		491,200
Issued (in shares)							571,200																			0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										(25,000)		(70,000)
Outstanding at end of period (in shares)																										396,200		421,200
Number of shares issuable (in shares)																									30,134	30,134	30,134	18,619
OSA 2021-06
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares					€ 12.99
Outstanding at beginning of period (in shares)																										120,000		120,000
Issued (in shares)					120,000																					0		0
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		0
Outstanding at end of period (in shares)																										120,000		120,000
Number of shares issuable (in shares)																									40,000	40,000	40,000	20,000
OSA 2022-001
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares				€ 6.17
Outstanding at beginning of period (in shares)																										0		0
Issued (in shares)																										0		20,000
Exercised (in shares)																										0		0
Forfeited (in shares)																										0		(20,000)
Outstanding at end of period (in shares)																										0		0
Number of shares issuable (in shares)																									0	0	0	0
OSA 2022-06
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares			€ 4.16
Outstanding at beginning of period (in shares)																										554,500		0
Issued (in shares)																										0		580,900
Exercised (in shares)																										0		0
Forfeited (in shares)																										(13,810)		(26,400)
Outstanding at end of period (in shares)																										540,690		554,500
Number of shares issuable (in shares)																									140,500	140,500	140,500	0
OSA 2023-01
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares	€ 5.00
Outstanding at beginning of period (in shares)																										0
Issued (in shares)																										338,860
Exercised (in shares)																										0
Forfeited (in shares)																										(20,000)
Outstanding at end of period (in shares)																										318,860		0
Number of shares issuable (in shares)																									0	0	0
AGA
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										653,746		410,512
Number of shares issued (in shares)																										866,320		300,039
Exercised (in shares)																										(354,510)		(50,000)
Forfeited (in shares)																										(38,260)		(6,805)
Outstanding, end of period (in shares)																										1,127,296		653,746
Number of shares issuable (in shares)																									1,127,296	1,127,296	1,127,296	653,746
AGA 2020
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										0		50,000
Number of shares issued (in shares)																												0
Exercised (in shares)																												(50,000)
Forfeited (in shares)																												0
Outstanding, end of period (in shares)																												0
Number of shares issuable (in shares)																												0
AGA 2021
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										354,711		360,512
Number of shares issued (in shares)							362,515																			0		0
Exercised (in shares)																										(354,510)		0
Forfeited (in shares)																										(201)		(5,801)
Outstanding, end of period (in shares)																										0		354,711
Number of shares issuable (in shares)																									0	0	0	354,711
AGA 2022
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										299,035		0
Number of shares issued (in shares)			300,039																							0		300,039
Exercised (in shares)																										0		0
Forfeited (in shares)																										(5,259)		(1,004)
Outstanding, end of period (in shares)																										293,776	293,776	299,035
Number of shares issuable (in shares)																									293,776	293,776	293,776	299,035
AGA 2023 - P1
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										0
Number of shares issued (in shares)		427,110																								427,110
Exercised (in shares)																										0
Forfeited (in shares)																										(26,150)
Outstanding, end of period (in shares)																										400,960		0
Number of shares issuable (in shares)																									400,960	400,960	400,960
AGA 2023 - P2
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																										0
Number of shares issued (in shares)		439,210																								439,210
Exercised (in shares)																										0
Forfeited (in shares)																										(6,650)
Outstanding, end of period (in shares)																										432,560	432,560	0
Number of shares issuable (in shares)																									432,560	432,560	432,560